Fair Value Measurements (Details) - Schedule of fair value remeasurement of embedded derivative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value Remeasurement of Embedded Derivative [Abstract]
Remeasurement of conversion feature – loss $	$ (606)	$ (1,108)